CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Related party revenue	¥ 0	¥ 0	¥ 127,157
Related party cost of revenue	887,900	954,861	783,467
Share of loss in equity method investments, tax	0	0	0
Other comprehensive income/(loss), tax	¥ 0	¥ 0	¥ 0